united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 04/30/18

Item 1. Schedule of Investments.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018
Shares		Value
	COMMON STOCKS - 99.7%
	AEROSPACE & DEFENSE - 4.0%
241	Boeing Co.	$80,388
255	Lockheed Martin Corp.	81,814
		162,202
	APPAREL & TEXTILE PRODUCTS - 5.9%
795	Carter's, Inc.	79,754
4,398	Hanesbrands, Inc.	81,231
1,017	VF Corp.	82,245
		243,230
	ASSET MANAGEMENT - 8.0%
580	Ameriprise Financial, Inc.	81,322
5,473	BrightSphere Investment Group PLC	83,025
3,044	Federated Investors, Inc.	80,575
720	T Rowe Price Group, Inc.	81,950
		326,872
	AUTOMOTIVE - 7.9%
955	Aptiv PLC	80,774
2,182	General Motors Co.	80,167
436	Lear Corp.	81,519
1,391	Magna International, Inc.	82,069
		324,529
	BANKING - 6.0%
1,331	Bank of Nova Scotia	81,803
1,074	Royal Bank of Canada	81,678
1,463	Toronto-Dominion Bank	82,147
		245,628
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.9%
832	AbbVie, Inc.	80,330
463	Amgen, Inc.	80,784
2,220	Pfizer, Inc.	81,274
		242,388
	CHEMICALS - 6.0%
752	Celanese Corp.	81,720
785	Eastman Chemical Co.	80,133
770	LyondellBasell Industries	81,412
		243,265
	CONSUMER PRODUCTS - 2.0%
1,488	British American Tobacco PLC - ADR	81,275

	ELECTRICAL EQUIPMENT - 2.0%
1,079	Eaton Corp PLC	80,957

	GAMING, LODGING & RESTAURANTS - 6.1%
1,840	Brinker International, Inc.	80,206
519	McDonald's Corp.	86,901
710	Wyndham Worldwide Corp.	81,089
		248,196
Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018
Shares		Value
	HARDWARE - 6.0%
506	Apple, Inc.	$83,622
1,837	Cisco Systems, Inc.	81,361
1,219	NetApp, Inc.	81,161
		246,144
	HEALTH CARE FACILITIES & SERVICES - 2.0%
457	Aetna, Inc.	81,826

	INSTITUTIONAL FINANCIAL SERVICES - 4.0%
1,852	Houlihan Lokey, Inc.	82,414
819	State Street Corp.	81,720
		164,134
	INSURANCE - 2.0%
1,790	Aflac, Inc.	81,570

	IRON & STEEL - 2.0%
3,572	Mesabi Trust **	80,191

	MEDIA - 2.0%
1,111	Omnicom Group, Inc.	81,836

	RETAIL - CONSUMER STAPLES - 2.0%
1,901	Big Lots, Inc.	80,697

	RETAIL - DISCRETIONARY - 9.9%
851	Lithia Motors, Inc.	81,577
978	Lowe's Cos, Inc.	80,616
2,701	The Gap, Inc.	78,977
441	The Home Depot, Inc.	81,497
1,670	Williams-Sonoma, Inc.	79,826
		402,493
	SEMICONDUCTOR - 2.0%
1,558	Intel Corp.	80,424

	SPECIALTY FINANCE - 2.0%
825	American Express Co.	81,469

	TECHNOLOGY SERVICES - 6.0%
1,147	CDW Corp.	81,770
561	International Business Machines Corp.	81,323
547	MSCI, Inc.	81,957
		245,050
	TELECOM - 2.0%
2,295	TELUS Corp.	82,138

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018
Shares		Value
	TRANSPORTATION & LOGISTICS - 4.0%
1,049	Canadian National Railway Co.	$81,067
446	Canadian Pacific Railway Ltd.	81,368
		162,435

	TOTAL COMMON STOCKS (Cost $3,940,551)	4,068,949

	TOTAL INVESTMENTS - 99.7% (Cost $3,940,551)	$4,068,949
	OTHER ASSETS LESS LIABILITIES - 0.3%	11,876
	NET ASSETS - 100.0%	$4,080,825

** Royalty Trust.
ADR - American Depositary Receipt
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,068,949	$ -	$ -	$ 4,068,949
Total	$ 4,068,949	$ -	$ -	$ 4,068,949

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$3,965,674	$304,423	$(201,148)	$103,275

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2018

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/28/2018